Fair Value Measurements - Summary of Quantitative Information to Valuation Methodology (Details) (10-K) - $ / shares				12 Months Ended
	Dec. 07, 2017	May 24, 2017	Mar. 02, 2017	Dec. 31, 2016
Measurement Input, Exercise Price [Member] | Senior Convertible Notes at Fair Value [Member]
Strike Price			$ 0.32	$ 0.0252
Measurement Input, Price Volatility [Member] | Senior Convertible Notes at Fair Value [Member]
Fair value assumptions, measurement input, percentages			267.80%
Measurement Input, Risk Free Interest Rate [Member] | Senior Convertible Notes at Fair Value [Member]
Fair value assumptions, measurement input, percentages			0.68%
Measurement Input, Expected Dividend Payment [Member] | Senior Convertible Notes at Fair Value [Member]
Strike Price			$ 0	$ 0
Minimum [Member] | Measurement Input, Price Volatility [Member] | Senior Convertible Notes at Fair Value [Member]
Fair value assumptions, measurement input, percentages				300.42%
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Senior Convertible Notes at Fair Value [Member]
Fair value assumptions, measurement input, percentages				0.51%
Maximum [Member] | Measurement Input, Price Volatility [Member] | Senior Convertible Notes at Fair Value [Member]
Fair value assumptions, measurement input, percentages				328.04%
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Senior Convertible Notes at Fair Value [Member]
Fair value assumptions, measurement input, percentages				0.63%
Warrant Liabilities [Member] | Measurement Input, Exercise Price [Member]
Strike Price		$ 0.085
Warrant Liabilities [Member] | Measurement Input, Expected Dividend Payment [Member]
Strike Price	$ 0	$ 0	0	$ 0
Warrant Liabilities [Member] | Minimum [Member] | Measurement Input, Exercise Price [Member]
Strike Price	$ 0.025		$ 0.025	$ 0.03
Warrant Liabilities [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair value assumptions, measurement input, percentages	255.89%	210.10%	186.70%	118.00%
Warrant Liabilities [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	1.67%	1.24%	1.25%	0.35%
Warrant Liabilities [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Fair value assumptions, measurement input, term	11 months 23 days	1 year 6 months 7 days	1 year 9 months 14 days	1 month 6 days
Warrant Liabilities [Member] | Maximum [Member] | Measurement Input, Exercise Price [Member]
Strike Price	$ 0.085		$ 18.000	$ 60.0
Warrant Liabilities [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair value assumptions, measurement input, percentages	465.70%	254.70%	208.30%	230.00%
Warrant Liabilities [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	2.14%	1.79%	1.83%	2.23%
Warrant Liabilities [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Fair value assumptions, measurement input, term	4 years 10 months 17 days	5 years	3 years 9 months 14 days	3 years 11 months 15 days